SUMMARY OF NON-CAPITAL LOSSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non-capital losses carry forward	$ 62,018	$ 64,149
Expiration Year 1 [Member]
IfrsStatementLineItems [Line Items]
Non-capital losses carry forward	1,426	1,471
Expirations Year 2 [Member]
IfrsStatementLineItems [Line Items]
Non-capital losses carry forward
Expiration Year 3 [Member]
IfrsStatementLineItems [Line Items]
Non-capital losses carry forward
Expiration Year 4 And Thereafter [Member]
IfrsStatementLineItems [Line Items]
Non-capital losses carry forward	$ 60,593	$ 62,678